Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Securities
Amortized cost		$ 116,814	$ 106,590
Loans
Consumer instalment and other personal		104,040	86,103
Credit cards		12,294	9,663
Business and government		366,701	309,310
Deposits		909,676	769,478
Securitization and structured entities' liabilities		27,094	27,068
Other liabilities		63,048	45,332
Subordinated debt		8,228	8,150
Fair Value [member]
Securities
Amortized cost	[1]	104,171	94,832
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost		116,814	106,590
Loans
Residential mortgages		175,350	148,569
Consumer instalment and other personal		103,265	85,612
Credit cards		11,893	9,387
Business and government		358,527	302,079
Loans net of allowance for loan losses		649,035	545,647
Deposits		873,831	742,419
Securitization and structured entities' liabilities		24,631	25,816
Other liabilities		4,160	4,088
Subordinated debt		8,228	8,150
Not Carried At Fair Value [member] | Fair Value [member]
Securities
Amortized cost		104,171	94,832
Loans
Residential mortgages		167,863	142,526
Consumer instalment and other personal		101,021	83,948
Credit cards		11,893	9,387
Business and government		356,842	300,173
Loans net of allowance for loan losses		637,619	536,034
Deposits		870,573	739,339
Securitization and structured entities' liabilities		23,739	24,989
Other liabilities		3,287	3,181
Subordinated debt		$ 7,849	$ 7,743

[1]	The carrying values of securities that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.